Consolidated statements of cash flows (Parenthetical) € in Millions		12 Months Ended
		Dec. 31, 2021 EUR (€) activity	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)
Condensed Cash Flow Statements, Captions [Line Items]
Income tax paid		€ (1,280)	€ (2,051)		€ (1,695)
Interest paid		(334)	(315)		(379)
Interest received		3	37		92
Dividends received from non-consolidated entities		€ 2	0		0
Number of activities divested during period | activity		2
Proceeds from disposals of investments	[1]	€ 718	918	[2]	1,224	[2]
Net proceeds from sale of Regeneron shares on May 29, 2020		0	10,370	[2]	0	[2]
Regeneron
Condensed Cash Flow Statements, Captions [Line Items]
Deferred income tax on disposal of investments			115
Pharmaceuticals
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from disposals of investments		187	97
Consumer Healthcare
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from disposals of investments		€ 109
Seprafilm
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from disposals of investments			311
Contingent consideration relating to divestments
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from disposals of investments			€ 167
Securities quoted in an active market | Alnylam Pharmaceuticals, Inc
Condensed Cash Flow Statements, Captions [Line Items]
Net proceeds from sale of Regeneron shares on May 29, 2020					706
Securities quoted in an active market | MyoKardia, Inc
Condensed Cash Flow Statements, Captions [Line Items]
Net proceeds from sale of Regeneron shares on May 29, 2020					€ 118

[1]	This line item includes proceeds from disposals of investments in consolidated entities and of other non-current financial assets. For 2021, it includes in particular the divestment of two activities relating to certain established prescription products for a total selling price (before taxes) of €187 million, and the divestment of certain Consumer Healthcare products for a selling price (before taxes) of €109 million. For 2020, it includes the sale to Baxter of operations relating to Seprafilm® for a selling price (before taxes) of €311 million and the divestment of certain established prescription products for €97 million (before taxes), plus contingent consideration of €167 million (before taxes) relating to a past divestment. For 2019, it includes the proceeds from the divestments of Sanofi's entire equity interests in Alnylam for €706 million and in MyoKardia for €118 million (see Note D.7.1.).
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.